Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Assets and Liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2019	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	5,517	5,517	5,517
Trade receivables	—	2,959	2,959	2,959
Subsidies receivables	—	9,140	9,140	9,140
Current financial assets	—	20,385	20,385	20,385
Cash and cash equivalents	340,522	—	340,522	340,522

Total financial assets	340,522	38,001	378,523	378,523

Financial liabilities
Non-current financial liabilities	—	46,540	46,540	46,540
Lease debts	—	1,067	1,067	1,067
Trade payables	—	29,264	29,264	29,264
Other current liabilities	—	8,497	8,497	8,497

Total financial liabilities	—	85,368	85,368	85,368

	Accounting category		Book value on the statement of financial position	Fair Value
2020	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	7,007	7,007	7,007
Trade receivables	—	5,171	5,171	5,171
Subsidies receivables	—	10,703	10,703	10,703
Current financial assets	—	27,091	27,091	27,091
Cash and cash equivalents	241,148	—	241,148	241,148

Total financial assets	241,148	49,972	291,120	291,120

Financial liabilities
Non-current lease debts	—	75,764	75,764	75,764
Other non-current financial liabilities	—	28,836	28,836	28,836
Current lease debts	—	6,696	6,696	6,696
Trade payables	—	24,609	24,609	24,609
Other current liabilities	—	19,127	19,127	19,127

Total financial liabilities	—	155,032	155,032	155,032